Fair Value of Financial Instruments (Fair Value, by Balance Sheet Grouping) (Details) - Significant Unobservable Inputs Level 3 - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Mortgage notes payable and premium, net | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	$ 131,609	$ 133,709
Mortgage notes payable and premium, net | Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	132,143	134,707
Credit Facility | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	304,000	304,000
Credit Facility | Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	$ 304,000	$ 304,000